Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Schedule of Valuation of Financial Instruments at Fair Value on a Recurring Basis

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balance sheet as of September 30, 2023 and December 31, 2022, respectively:

	Fair Value Measurements at September 30, 2023
	Level 1	Level 2	Level 3
Assets
Cash	$10,152	$-	$-
Total assets	10,152	-	-
Liabilities
Convertible note payable, related party	-	750,000	-
Notes payable, related parties	-	1,061,500	-
Notes payable , net of $53,442 of debt discounts at September 30, 2023	-	454,237	-
Total liabilities	-	(2,265,737)	-
	$10,152	$(2,265,737)	$-

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash	$11,016	$-	$-
Right-of-use asset	-	-	425,969
Total assets	11,016	-	425,969
Liabilities
Lease liabilities		-	427,915
Convertible notes payable	-	750,000	-
Notes payable	-	145,524	-
Notes payable, related parties	-	999,500	-
Total liabilities	-	(1,895,024)	(427,915)
	$11,016	$(1,895,024)	$(1,946)

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balances sheet as of December 31, 2022 and 2021:

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash	$11,016	$-	$-
Right-of-use asset	-	-	425,969
Total assets	11,016	-	425,969
Liabilities
Lease liabilities		-	427,915
Convertible notes payable	-	750,000	-
Notes payable	-	845,524	-
Notes payable, related parties	-	299,500	-
Total liabilities	-	(1,895,024)	(427,915)
	$11,016	$(1,895,024)	$(1,946)

	Fair Value Measurements at December 31, 2021
	Level 1	Level 2	Level 3
Assets
Cash	$119,678	$-	$-
Total assets	119,678	-	-
Liabilities
Convertible notes payable, net of $412,673 of debt discounts	-	337,327	-
Notes payable	-	119,274	-
Notes payable, related parties	-	200,000	-
Total liabilities	-	(656,601)	-
	$119,678	$(656,601)	$-